UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	8/31/2010

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus
Conservative
Allocation Fund

ANNUAL REPORT August 31, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm
24	Important Tax Information
25	Board Members Information
28	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Conservative
Allocation Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Conservative Allocation Fund, covering the period from the fund’s inception on October 1, 2009, through August 31, 2010.

As the summer of 2010 cooled off, so did the pace of the U.S. and global economic recoveries. Former engines of growth appeared to stall as large parts of the developed world remained indebted and burdened by weak housing markets.While some emerging markets have posted more impressive growth rates, their developing economies have not yet provided a meaningful boost to global economic activity.The result has been a subpar U.S. recovery with stubbornly high unemployment rates, low levels of consumer confidence and muted corporate investment.

Nonetheless, we do not expect a return to recessionary conditions, thanks to record low short-term interest rates and quantitative easing from the Federal Reserve Board. In addition, the corporate profit outlook continues to be positive for many U.S. companies that have taken advantage of improved demand while aggressively controlling costs. Consequently, we believe high-quality stocks, in general, are now attractive relative to other asset classes due to improved valuations, healthy corporate balance sheets and better-than-expected earnings. As always, your financial advisor is best-suited to help you evaluate and adjust your investments and potentially seize opportunities in this slow-growth economic context.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
September 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2009, through August 31, 2010, as provided by Richard B. Hoey,A. Paul Disdier, CFA, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Market and Fund Performance Overview

For the period between the fund’s inception on October 1, 2009, and August 31, 2010, Dreyfus Conservative Allocation Fund produced a total return of 4.91%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 1.16% for the same period. The secondary customized blended index composed of 40% Standard & Poor’s 500 Composite Stock Price Index and 60% Barclays Capital U.S. Aggregate Bond Index achieved 5.29% for the same period.2 After rallying over much of the reporting period, stocks and higher yielding bonds were driven lower over the spring and summer of 2010 by several economic setbacks.The fund produced higher returns than its benchmark, the Standard & Poor’s 500 Composite Stock Price Index, primarily due to the holdings investing in the underlying funds of investment grade bonds, which generally performed better.

The Fund’s Investment Approach

Dreyfus Conservative Allocation Fund seeks current income with some consideration for capital appreciation. In pursuing its goal, the fund normally allocates 40% of its assets to equity securities and 60% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors.As of August 31, 2010, the fund may invest in any of 33 underlying funds identified by the Dreyfus Investment Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic Concerns Outweighed Corporate Performance

From the beginning of the reporting period through April 2010, the U.S. and global economies continued to recover from the Great Recession and financial crisis. Manufacturing activity increased and many corporations posted stronger earnings, propelling stocks, corporate bonds and commercial mortgage-backed securities higher.

However, in May 2010 several developments threatened the economic recovery. Europe was roiled by a sovereign debt crisis when Greece found itself unable to finance a heavy debt burden. Robust economic growth in China seemed to spark local inflationary pressures, and investors worried that remedial measures might dampen a major engine of global growth. In the United States, mixed data regarding unemployment and housing markets suggested that stubborn economic headwinds might constrain already mild growth.As a result, rallies among stocks and higher yielding bonds were derailed, and traditional safe havens such as U.S. government securities gained value.

Stock Selections Dampened Fund Performance

The fund achieved better results from its underlying fixed income investments, all of which produced higher returns than the fund’s fixed income benchmark. However, relative strength among underlying bond funds was not enough to fully offset weakness among their equity-oriented counterparts.

The fund’s performance also was bolstered by several allocation changes during the reporting period. In November 2009, we shifted 5% of the assets invested in Dreyfus/Newton International Equity Fund to Dreyfus International Stock Index Fund, which as an index fund, effectively gives the fund broader exposure to international stock markets. In January 2010, we shifted 25% of the emerging markets sector allocation from Emerging Markets Opportunity Fund, which had lagged market averages, to the better-performing Dreyfus Emerging Markets Fund. In May, we moved the remaining 25% of the total sector allocation from Emerging Markets Opportunity Fund to Dreyfus Emerging Markets Fund. In June, we shifted allocations within the domestic large cap space from Dreyfus Appreciation Fund to Dreyfus/The Boston Company Large Cap Core Fund.

Although the fund produced positive absolute returns, its performance was undermined by relatively weak returns from its underlying funds that invest in large- and midcap stocks, including Dreyfus Alpha Growth Fund, Dreyfus Strategic Value Fund, Dreyfus S&P STARS Opportunities Fund and Dreyfus/The Boston Company Small/Mid

4

Cap Growth Fund. In addition, Emerging Markets Opportunity Fund was a drag on relative performance early in the reporting period.

Remaining Cautiously Opportunistic

Although we remain concerned regarding recent economic weakness, we do not expect a return to recessionary conditions. Consequently, we are more optimistic regarding stocks than bonds. In our judgment, rising corporate earnings could lead to an increase in mergers-and-acquisitions activity, potentially benefiting stocks as companies begin to deploy some of the massive cash reserves currently on their balance sheets. In contrast, we expect bonds to trade within a relatively narrow range if, as we expect, interest rates remain low in a subpar economic expansion. We believe that these strategies—as well as the fund’s broadly diversified exposure to BNY Mellon Asset Management’s portfolio managers—positions the fund appropriately for today’s slow-growth environment.

September 15, 2010

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
Asset allocation and diversification cannot assure a profit or protect against loss.
The ability of the fund to achieve its investment goal depends, in part, on the ability of the
Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund's prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes and rate increases can cause price declines.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging markets countries.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays Capital U.S.Aggregate Bond
Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S.
government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Conservative Allocation Fund with the Standard & Poor’s 500 Composite Stock Price Index and the Customized Blended Index

Actual Aggregate Total Returns as of 8/31/10
	Inception	From
	Date	Inception
Fund	10/1/09	4.91%
Standard & Poor’s 500
Composite Stock Price Index	9/30/09	1.16%
Customized Blended Index	9/30/09	5.29%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Conservative Allocation Fund on 10/1/09
(inception date) to a $10,000 investment made in two different indices: (1) the Standard & Poor’s 500 Composite
Stock Price Index (the “S&P 500 Index”) and (2) the Customized Blended Index.The Customized Blended Index is
calculated on a year-to-date basis. For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on 10/1/09.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account all applicable fees and expenses.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.The Customized Blended Index is composed of the S&P 500 Index, 40% and the Barclays Capital U.S.Aggregate Bond Index (the “Barclays Index”), 60%.The
Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Expenses section of the prospectus and elsewhere in this report.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Conservative Allocation Fund from March 1, 2010 to August 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2010

Expenses paid per $1,000†	$ 3.66
Ending value (after expenses)	$1,014.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2010

Expenses paid per $1,000†	$ 3.67
Ending value (after expenses)	$1,021.58

† Expenses are equal to the fund’s annualized expense ratio of .72%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund	7

STATEMENT OF INVESTMENTS
August 31, 2010

Registered Investment Companies—100.0%	Shares	Value ($)
Dreyfus Bond Market Index Fund, Basic Shares	149,275 [a]	1,616,650
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	32,370 [a]	458,682
Dreyfus Emerging Markets Fund, Cl. I	12,573 [a]	145,973
Dreyfus Global Absolute Return Fund, Cl. I	8,105 [a,b]	99,126
Dreyfus Global Real Estate Securities Fund, Cl. I	7,521 [a]	49,940
Dreyfus High Yield Fund, Cl. I	72,337 [a]	460,786
Dreyfus International Bond Fund, Cl. I	27,466 [a]	452,637
Dreyfus International Stock Index Fund	7,898 [a]	103,071
Dreyfus International Value Fund, Cl. I	11,829 [a]	122,544
Dreyfus Midcap Value Fund, Cl. I	4,060 [a]	108,029
Dreyfus Research Growth Fund, Cl. Z	77,831 [a]	568,947
Dreyfus S&P Stars Opportunities Fund, Cl. I	5,776 [a,b]	105,172
Dreyfus Select Managers Small Cap Value Fund, Cl. I	6,569 [a]	107,340
Dreyfus Strategic Value Fund, Cl. I	23,284 [a]	542,527
Dreyfus Total Return Advantage Fund, Cl. I	116,216 [a]	1,622,376
Dreyfus U.S. Equity Fund, Cl. I	25,360 [a]	282,000
Dreyfus/Newton International Equity Fund, Cl. I	6,822 [a]	107,110
Dreyfus/The Boston Company Large Cap Core Fund, Cl. I	10,038 [a]	285,882
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. I	9,557 [a,b]	106,276
International Stock Fund, Cl. I	7,296 [a]	86,898

Total Investments (cost $7,427,622)	100.0%	7,431,966
Cash and Receivables (Net)	0.0%	(439)
Net Assets	100.0%	7,431,527

a	Investment in affiliated mutual fund.
b	Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	78.1	Mutual Funds: Foreign	21.9
			100.0

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2010

	Cost	Value
Assets ($):
Investments in affiliated issuers—
See Statement of Investments—Note 1(c)	7,427,622	7,431,966
Cash		7,103
Deferred assets		17,927
Due from The Dreyfus Corporation and affiliates—Note 3(b)		12,893
		7,469,889
Liabilities ($):
Accrued expenses		38,362
Net Assets ($)		7,431,527
Composition of Net Assets ($):
Paid-in capital		7,375,796
Accumulated undistributed investment income—net		47,277
Accumulated net realized gain (loss) on investments		4,110
Accumulated net unrealized appreciation
(depreciation) on investments		4,344
Net Assets ($)		7,431,527
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		571,987
Net Asset Value, offering and redemption price per share ($)		12.99
See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
From October 1, 2009 (commencement of operations) to August 31, 2010

Investment Income ($):
Income:
Cash dividends from affiliated issuers	97,854
Expenses:
Auditing fees	36,022
Legal fees	23,568
Registration fees	22,197
Shareholder servicing costs—Note 3(b)	12,246
Prospectus and shareholders’ reports	4,673
Custodian fees—Note 3(b)	1,140
Directors’ fees and expenses—Note 3(c)	739
Loan commitment fees—Note 2	4
Miscellaneous	5,548
Total Expenses	106,137
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(78,099)
Less—waiver of shareholder servicing fees—Note 3(b)	(739)
Less—reduction in fees due to earnings credits—Note 1(b)	(17)
Net Expenses	27,282
Investment Income—Net	70,572
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(3,168)
Capital gain distributions from affiliated issuers	13,691
Net Realized Gain (Loss)	10,523
Net unrealized appreciation (depreciation) on investments in affiliated issuers	4,344
Net Realized and Unrealized Gain (Loss) on Investments	14,867
Net Increase in Net Assets Resulting from Operations	85,439

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS
From October 1, 2009 (commencement of operations) to August 31, 2010

Operations ($):
Investment income—net	70,572
Net realized gain (loss) on investments	10,523
Net unrealized appreciation (depreciation) on
investments in affiliated issuers	4,344
Net Increase (Decrease) in Net Assets
Resulting from Operations	85,439
Dividends to Shareholders from ($):
Investment income—net	(30,094)
Capital Stock Transactions ($):
Net proceeds from shares sold	8,458,290
Dividends reinvested	26,748
Cost of shares redeemed	(1,108,856)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	7,376,182
Total Increase (Decrease) in Net Assets	7,431,527
Net Assets ($):
Beginning of Period	—
End of Period	7,431,527
Undistributed investment income—net	47,277
Capital Share Transactions (Shares):
Shares sold	655,759
Shares issued for dividends reinvested	2,103
Shares redeemed	(85,875)
Net Increase (Decrease) in Shares Outstanding	571,987

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal period from October 1, 2009 (commencement of operations) to August 31, 2010.Total return shows how much your investment in the fund would have increased (or decreased) during the period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net[a]	.20
Net realized and unrealized
gain (loss) on investments	.41
Total from Investment Operations	.61
Distributions:
Dividends from investment income—net	(.12)
Net asset value, end of period	12.99
Total Return (%)[b]	4.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c,d]	2.76
Ratio of net expenses to average net assets[c,d]	.71
Ratio of net investment income
to average net assets[c,d]	1.84
Portfolio Turnover Rate[b]	36.82
Net Assets, end of period ($ x 1,000)	7,432

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Amounts do not include the activity of the underlying funds.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Conservative Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a open-end management investment company and operates as a series company currently offering eleven series, including the fund, which commenced operations on October 1, 2009. The fund’s investment objective is to seek current income with some consideration for capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

As of August 31, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 40,381 shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in open-end investment companies are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

14

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the fund’s investments:

	Level 1—	Level 2—Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	7,431,966	—	—	7,431,966

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at August 31, 2010.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

The Fund	15

NOTES TO FINANCIAL STATEMENTS (continued)

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended August 31, 2010 were as follows:

Affiliated
Investment	Value			Dividends/
Company	10/1/2009 ($)	Purchases ($)	Sales ($)	Distributions ($)
Dreyfus Alpha
Growth Fund CI. I	—	426,656	459,708	1,941
Dreyfus Appreciation Fund	—	263,464	255,132	2,318
Dreyfus Bond Market
Index Fund, Basic Shares	—	1,768,763	201,888	29,844
Dreyfus Emerging
Markets Debt Local
Currency Fund, CI. I	—	498,624	57,682	1,791
Dreyfus Emerging
Markets Fund, CI. I	—	162,063	16,867	353
Dreyfus Global Absolute
Return Fund, CI. I	—	110,959	12,882	—
Dreyfus Global Real Estate
Securities Fund, CI. I	—	55,877	6,345	1,225
Dreyfus High Yield
Fund, CI. I	—	520,852	57,682	24,018
Dreyfus International
Bond Fund, CI. I	—	503,367	57,682	6,534
Dreyfus International
Stock Index Fund	—	124,940	14,420	1,265
Dreyfus International
Value Fund, CI. I	—	149,791	17,305	740
Dreyfus Midcap
Value Fund, CI. I	—	124,468	14,421	259
Dreyfus Research
Growth Fund, CI. Z	—	639,791	24,533	584

16

Affiliated
Investment	Value			Dividends/
Company	10/1/2009 ($)	Purchases ($)	Sales ($)	Distributions ($)
Dreyfus S&P Stars
Opportunities Fund, CI. I	—	124,208	14,420	—
Dreyfus Select
Managers Small Cap
Value Fund, CI. I	—	124,314	14,420	104
Dreyfus Strategic
Value Fund, CI. I	—	657,120	76,141	1,300
Dreyfus Total Return
Advantage Fund, CI. I	—	1,776,776	201,888	37,805
Dreyfus U.S. Equity
Fund, CI. I	—	338,302	39,224	456
Dreyfus/Newton International
Equity Fund, CI. I	—	130,613	19,949	344
Dreyfus/The Boston Company
Large Cap Core
Fund, CI. I	—	294,187	1,578	—
Dreyfus/The Boston Company
Small/Mid Cap
Growth Fund, Cl. I	—	124,209	14,421	—
Emerging Markets
Opportunity Fund, CI. I	—	39,719	37,887	292
International Stock
Fund, CI. I	—	99,738	11,536	372
Total	—	9,058,801	1,628,011	111,545

		Change in Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value	Net
Company	Gain (Loss) ($)	(Depreciation) ($)	8/31/2010 ($)	Assets (%)
Dreyfus Alpha
Growth Fund CI. I	33,052	—	—	—
Dreyfus Appreciation
Fund	(8,332)	—	—	—
Dreyfus Bond
Market Index Fund,
Basic Shares	(1,328)	51,103	1,616,650	21.7
Dreyfus Emerging
Markets Debt Local
Currency Fund, CI. I	(1,703)	19,443	458,682	6.2
Dreyfus Emerging
Markets Fund, CI. I	(1,004)	1,781	145,973	2.0
Dreyfus Global Absolute
Return Fund, CI. I	(188)	1,237	99,126	1.3

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

		Change in Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value	Net
Company	Gain (Loss) ($)	(Depreciation) ($)	8/31/2010 ($)	Assets (%)
Dreyfus Global Real
Estate Securities
Fund, CI. I	(394)	802	49,940	0.7
Dreyfus High Yield
Fund, CI. I	(1,555)	(829)	460,786	6.2
Dreyfus International
Bond Fund, CI. I	(2,314)	9,266	452,637	6.1
Dreyfus International
Stock Index Fund	(1,209)	(6,240)	103,071	1.4
Dreyfus International
Value Fund, CI. I	(1,169)	(8,773)	122,544	1.7
Dreyfus Midcap
Value Fund, CI. I	(750)	(1,268)	108,029	1.5
Dreyfus Research
Growth Fund, CI. Z	(1,719)	(44,592)	568,947	7.7
Dreyfus S&P Stars
Opportunities
Fund, CI. I	(497)	(4,119)	105,172	1.4
Dreyfus Select Managers
Small Cap Value
Fund, CI. I	(602)	(1,952)	107,340	1.4
Dreyfus Strategic
Value Fund, CI. I	(4,040)	(34,412)	542,527	7.3
Dreyfus Total Return
Advantage Fund, CI. I	(4,090)	51,578	1,622,376	21.8
Dreyfus U.S. Equity
Fund, CI. I	(1,431)	(15,647)	282,000	3.8
Dreyfus/Newton
International
Equity Fund, CI. I	(939)	(2,615)	107,110	1.4
Dreyfus/The Boston Company
Large Cap Core
Fund, CI. I	(38)	(6,689)	285,882	3.8
Dreyfus/The Boston Company
Small/Mid Cap
Growth Fund, Cl. I	(562)	(2,950)	106,276	1.4
Emerging Markets
Opportunity Fund, CI. I	(1,832)	—	—	—
International Stock
Fund, CI. I	(524)	(780)	86,898	1.2
Total	(3,168)	4,344	7,431,966	100.0

18

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax year for the period ended August 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2010, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $75,994, undistributed capital gains $2,063 and unrealized depreciation $22,326.

The tax character of distributions paid to shareholders during the fiscal period ended August 31, 2010 was as follows: ordinary income $30,094.

During the period ended August 31, 2010, as a result of permanent book to tax differences, primarily due to the tax treatment for fund start-up

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

costs and the reclass of short-term capital gain distributions from regulated investment company holdings, the fund increased accumulated undistributed investment income-net by $6,799, decreased accumulated net realized gain (loss) on investments by $6,413 and decreased paid-in capital by $386. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on August 31, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset value.

The Manager has contractually agreed, until January 1, 2011, to assume the expenses of the fund so that the total annual fund and underlying fund’s operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.40% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $78,099 during the period ended August 31, 2010.

20

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a shareholder services plan. During the period ended August 31, 2010, the fund was charged $9,604 pursuant to the Shareholder Services Plan of which $739 was waived due to the fund’s investment in certain of the underlying funds.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund.

During the period ended August 31, 2010, the fund was charged $1,823 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2010, the fund was charged $241 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $17.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended August 31, 2010, the fund was charged $1,140 pursuant to the custody agreement.

During the period ended August 31, 2010, the fund was charged $4,648 for services performed by the Chief Compliance Officer.

The components of “Due fromThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: shareholder services plan fees $1,521, custodian fees $354, chief compliance officer fees $673 and transfer agency per account fees $695, which are offset against an expense reimbursement currently in effect in the amount of $16,136.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2010, amounted to $9,058,801 and $1,628,011, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended August 31, 2010.These disclosures did not impact the notes to the financial statements.

At August 31, 2010, the cost of investments for federal income tax purposes was $7,454,292; accordingly, accumulated net unrealized depreciation on investments was $22,326, consisting of $135,210 gross unrealized appreciation and $157,536 gross unrealized depreciation.

22

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Conservative Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Conservative Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2010, and the related statements of operations and changes in net assets and financial highlights for the period from October 1, 2009 (commencement of operations) to August 31, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010 by correspondence with the custodian and others.We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Conservative Allocation Fund at August 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the period from October 1, 2009 to August 31, 2010, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 25, 2010

The Fund	23

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 89.04% of the ordinary dividends paid during the fiscal year ended August 31, 2010 as qualifying for the corporate dividends received deduction.Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $30,094 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2011 of the percentage applicable to the preparation of their 2010 income tax returns.

24

BOARD MEMBERS INFORMATION (Unaudited)

The Fund	25

BOARD MEMBERS INFORMATION (Unaudited) (continued)

26

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arnold S. Hiatt, Emeritus Board Member

The Fund	27

OFFICERS OF THE FUND (Unaudited)

28

The Fund	29

OFFICERS OF THE FUND (Unaudited) (continued)

30

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus
Growth Allocation Fund

ANNUAL REPORT August 31, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm
24	Important Tax Information
25	Board Members Information
28	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Growth Allocation Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Growth Allocation Fund, covering the period from the fund’s inception on October 1, 2009, through August 31, 2010.

As the summer of 2010 cooled off, so did the pace of the global economic recovery. Former engines of growth appeared to stall as large parts of the developed world remained indebted and burdened by weak housing markets. While some emerging markets have posted more impressive growth rates, their developing economies have not yet provided a meaningful boost to global economic activity.The result has been a subpar worldwide recovery with stubbornly high unemployment rates, low levels of consumer confidence and muted corporate investment.

Nonetheless, we do not expect a return to recessionary conditions, thanks to stimulative monetary and fiscal policies in many countries. In addition, the corporate profit outlook continues to be positive as companies have taken advantage of improved demand while aggressively controlling costs. Consequently, we believe international stocks may offer a wider range of investment opportunity, due to improved valuations, healthy corporate balance sheets and better-than-expected earnings. However, selectivity and attention to company-specific fundamentals are likely to be keys to investment success over the foreseeable future.As always, your financial advisor is best-suited to help you evaluate and adjust your global exposure and potentially seize opportunities in this slow-growth economic context.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
September 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2009, through August 31, 2010, as provided by Richard B. Hoey,A. Paul Disdier, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Market and Fund Performance Overview

For the period between the fund’s inception on October 1, 2009, and August 31, 2010, Dreyfus Growth Allocation Fund produced a total return of 3.26%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 1.16% for the same period.The secondary customized blended index composed of 80% Standard & Poor’s 500 Composite Stock Price Index and 20% Barclays Capital U.S. Aggregate Bond Index achieved 2.54% for the same period.2 After rallying over much of the reporting period, stocks and higher yielding bonds were driven lower over the spring and summer of 2010 by several economic setbacks.The fund produced higher returns than its benchmark, the Standard & Poor’s 500 Composite Stock Price Index, primarily due to the holdings investing in the underlying funds of investment grade bonds, which generally performed better.

The Fund’s Investment Approach

Dreyfus Growth Allocation Fund seeks long-term capital appreciation with some consideration for current income. In pursuing its goal, the fund normally allocates 80% of its assets to equity securities and 20% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors.As of August 31, 2010, the fund may invest in any of 33 underlying funds identified by the Dreyfus Investment Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic Concerns Outweighed Corporate Performance

From the beginning of the reporting period through April 2010, the U.S. and global economies continued to recover from the Great Recession and financial crisis. Manufacturing activity increased and many corporations posted stronger earnings, propelling stocks, corporate bonds and commercial mortgage-backed securities higher.

However, in May 2010 several developments threatened the economic recovery. Europe was roiled by a sovereign debt crisis when Greece found itself unable to finance a heavy debt burden. Robust economic growth in China seemed to spark local inflationary pressures, and investors worried that remedial measures might dampen a major engine of global growth. In the United States, mixed data regarding unemployment and housing markets suggested that stubborn economic headwinds might constrain already mild growth.As a result, rallies among stocks and higher yielding bonds were derailed, and traditional safe havens such as U.S. government securities gained value.

U.S. Stocks Dampened Fund Performance

The fund achieved better results from its underlying fixed income investments, all of which produced higher returns than the fund’s fixed income benchmark. However, relative strength among underlying bond funds was not enough to fully offset weakness among their equity-oriented counterparts.

The fund’s performance also was bolstered by several allocation changes during the reporting period. In November 2009, we shifted 5% of the assets invested in Dreyfus/Newton International Equity Fund to Dreyfus International Stock Index Fund, which as an index fund may effectively give the fund broader exposure to international stock markets. In January 2010, we shifted 25% of the emerging markets sector allocation from Emerging Markets Opportunity Fund, which had lagged market averages, to the better-performing Dreyfus Emerging Markets Fund. In May, we moved the remaining 25% of the total sector allocation from Emerging Markets Opportunity Fund to Dreyfus Emerging Markets Fund. In June, we shifted allocations within the domestic large cap space from Dreyfus Appreciation Fund to Dreyfus/The Boston Company Large Cap Core Fund.

Although the fund produced positive absolute returns, its performance was undermined by relatively weak returns from its underlying funds investing in large- and midcap stocks, including Dreyfus Alpha Growth Fund, Dreyfus StrategicValue Fund, Dreyfus S&P STARS Opportunities Fund and Dreyfus/The Boston Company Small/Mid Cap Growth

4

Fund. In addition, Emerging Markets Opportunity Fund was a drag on relative performance early in the reporting period.

Remaining Cautiously Opportunistic

Although we remain concerned regarding recent economic weakness, we do not expect a return to recessionary conditions. Consequently, we have maintained the fund’s emphasis on stocks over bonds. In our judgment, rising corporate earnings could lead to an increase in mergers-and-acquisitions activity, potentially benefiting stocks as companies begin to deploy some of the massive cash reserves currently on their balance sheets. In contrast, we expect bonds to trade within a relatively narrow range if, as we expect, interest rates remain low in a subpar economic expansion.We believe that these strategies—as well as the fund’s broadly diversified exposure to BNY Mellon Asset Management’s portfolio managers—position the fund appropriately for today’s slow-growth environment.

September 15, 2010

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
Asset allocation and diversification cannot assure a profit or protect against loss.
The ability of the fund to achieve its investment goal depends, in part, on the ability of the
Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging markets countries.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays Capital U.S.Aggregate Bond
Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S.
government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

Actual Aggregate Total Returns as of 8/31/10
	Inception	From
	Date	Inception
Fund	10/1/09	3.26%
Standard & Poor’s 500
Composite Stock Price Index	9/30/09	1.16%
Customized Blended Index	9/30/09	2.54%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Growth Allocation Fund on 10/1/09 (inception date) to a $10,000 investment made in two different indices: (1) the Standard & Poor’s 500 Composite Stock Price
Index (the “S&P 500 Index”) and (2) the Customized Blended Index.The Customized Blended Index is calculated on a year-to-date basis. For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on
10/1/09.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account all applicable fees and expenses.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.The Customized Blended Index is composed of the S&P 500 Index, 80%, and the Barclays Capital U.S.Aggregate Bond Index (the “Barclays Index”), 20%.The
Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Expenses section of the prospectus and elsewhere in this report.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Growth Allocation Fund from March 1, 2010 to August 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2010

Expenses paid per $1,000†	$ 2.85
Ending value (after expenses)	$986.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2010

Expenses paid per $1,000†	$ 2.91
Ending value (after expenses)	$1,022.33

† Expenses are equal to the fund’s annualized expense ratio of .57% ,multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund	7

STATEMENT OF INVESTMENTS
August 31, 2010

Registered Investment Companies—99.9%	Shares		Value ($)
Dreyfus Bond Market Index Fund, Basic Shares	36,956	[a]	400,229
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I	7,955	[a]	112,728
Dreyfus Emerging Markets Fund, Cl. I	18,411	[a]	213,747
Dreyfus Global Absolute Return Fund, Cl. I	41,786	[a,b]	511,040
Dreyfus Global Real Estate Securities Fund, Cl. I	38,712	[a]	257,047
Dreyfus High Yield Fund, Cl. I	17,837	[a]	113,621
Dreyfus International Bond Fund, Cl. I	6,752	[a]	111,275
Dreyfus International Stock Index Fund	11,467	[a]	149,647
Dreyfus International Value Fund, Cl. I	17,086	[a]	177,010
Dreyfus Midcap Value Fund, Cl. I	4,937	[a]	131,363
Dreyfus Research Growth Fund, Cl. Z	94,940	[a]	694,009
Dreyfus S&P Stars Opportunities Fund, Cl. I	7,032	[a,b]	128,045
Dreyfus Select Managers Small Cap Value Fund, Cl. I	7,971	[a]	130,242
Dreyfus Strategic Value Fund, Cl. I	28,229	[a]	657,742
Dreyfus Total Return Advantage Fund, Cl. I	28,785	[a]	401,847
Dreyfus U.S. Equity Fund, Cl. I	30,956	[a]	344,228
Dreyfus/Newton International Equity Fund, Cl. I	9,847	[a]	154,597
Dreyfus/The Boston Company Large Cap Core Fund, Cl. I	12,256	[a]	349,054
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	11,588	[a,b]	128,860
International Stock Fund, Cl. I	10,682	[a]	127,221

Total Investments (cost $5,425,660)	99.9%		5,293,552
Cash and Receivables (Net)	.1%		7,554
Net Assets	100.0%		5,301,106

a	Investment in affiliated mutual fund.
b	Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	65.6	Mutual Funds: Foreign	34.2
			99.8

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2010

	Cost	Value
Assets ($):
Investments in affiliated issuers—
See Statement of Investments—Note 1(c)	5,425,660	5,293,552
Cash		21,293
Receivable for shares of Common Stock subscribed		864
Deferred assets		13,655
Due from The Dreyfus Corporation and affiliates—Note 3(b)		11,477
		5,340,841
Liabilities ($):
Accrued expenses		39,735
Net Assets ($)		5,301,106
Composition of Net Assets ($):
Paid-in capital		5,441,407
Accumulated undistributed investment income—net		6,343
Accumulated net realized gain (loss) on investments		(14,536)
Accumulated net unrealized appreciation
(depreciation) on investments		(132,108)
Net Assets ($)		5,301,106
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		414,656
Net Asset Value, offering and redemption price per share ($)		12.78

See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
From October 1, 2009 (commencement of operations) to August 31, 2010

Investment Income ($):
Income:
Cash dividends from affiliated issuers	46,571
Expenses:
Auditing fees	36,030
Legal fees	24,558
Registration fees	23,813
Shareholder servicing costs—Note 3(b)	11,380
Prospectus and shareholders’ reports	6,751
Custodian fees—Note 3(b)	1,174
Directors’ fees and expenses—Note 3(c)	1,079
Loan commitment fees—Note 2	4
Miscellaneous	3,734
Total Expenses	108,523
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(88,718)
Less—waiver of shareholder servicing fees—Note 3(b)	(1,110)
Less—reduction in fees due to earnings credits—Note 1(b)	(19)
Net Expenses	18,676
Investment Income—Net	27,895
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(16,753)
Capital gain distributions from affiliated issuers	3,951
Net Realized Gain (Loss)	(12,802)
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	(132,108)
Net Realized and Unrealized Gain (Loss) on Investments	(144,910)
Net (Decrease) in Net Assets Resulting from Operations	(117,015)

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS
From October 1, 2009 (commencement of operations) to August 31, 2010

Operations ($):
Investment income—net	27,895
Net realized gain (loss) on investments	(12,802)
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	(132,108)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(117,015)
Dividends to Shareholders from ($):
Investment income—net	(23,500)
Capital Stock Transactions ($):
Net proceeds from shares sold	6,236,789
Dividends reinvested	23,218
Cost of shares redeemed	(818,386)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	5,441,621
Total Increase (Decrease) in Net Assets	5,301,106
Net Assets ($):
Beginning of Period	—
End of Period	5,301,106
Undistributed investment income—net	6,343
Capital Share Transactions (Shares):
Shares sold	476,752
Shares issued for dividends reinvested	1,789
Shares redeemed	(63,885)
Net Increase (Decrease) in Shares Outstanding	414,656

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal period from October 1, 2009 (commencement of operations) to August 31, 2010.Total return shows how much your investment in the fund would have increased (or decreased) during the period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net[a]	.10
Net realized and unrealized
gain (loss) on investments	.31
Total from Investment Operations	.41
Distributions:
Dividends from investment income—net	(.13)
Net asset value, end of period	12.78
Total Return (%)[b]	3.26
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c,d]	3.31
Ratio of net expenses to average net assets[c,d]	.57
Ratio of net investment income
to average net assets[c,d]	.85
Portfolio Turnover Rate[b]	45.65
Net Assets, end of period ($ x 1,000)	5,301

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Amounts do not include the activity of the underlying funds.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Growth Allocation Fund (the “fund”) is a separate diversified series of Dreyfus Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund, which commenced operations on October 1, 2009. The fund’s investment objective is to seek long-term capital appreciation with some consideration for current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

As of August 31, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 40,401 shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (continued)

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in open-end investment companies are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

14

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the fund’s investments:

	Level 1—	Level 2—Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	5,293,552	—	—	5,293,552

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at August 31, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (continued)

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended August 31, 2010 were as follows:

Affiliated
Investment	Value			Dividends/
Company	10/1/2009 ($)	Purchases ($)	Sales ($)	Distributions ($)
Dreyfus Alpha
Growth Fund, Cl. I	—	632,208	679,080	2,894
Dreyfus Appreciation Fund	—	370,719	357,560	3,052
Dreyfus Bond Market
Index Fund, Basic Shares	—	432,252	46,236	8,535
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	—	121,566	13,210	520
Dreyfus Emerging
Markets Fund, Cl. I	—	239,436	25,243	552
Dreyfus Global Absolute
Return Fund, Cl. I	—	567,709	61,956	—
Dreyfus Global Real
Estate Securities
Fund, Cl. I	—	286,314	30,516	6,696
Dreyfus High Yield
Fund, Cl. I	—	127,918	13,210	6,870
Dreyfus International
Bond Fund, Cl. I	—	122,947	13,210	1,891
Dreyfus International
Stock Index Fund	—	183,755	19,815	1,998
Dreyfus International
Value Fund, Cl. I	—	219,210	23,779	1,326
Dreyfus Midcap Value
Fund, Cl. I	—	151,710	16,513	402

16

Affiliated
Investment	Value			Dividends/
Company	10/1/2009 ($)	Purchases ($)	Sales ($)	Distributions ($)
Dreyfus Research
Growth Fund, Cl. Z	—	828,962	66,626	848
Dreyfus S&P Stars
Opportunities
Fund, Cl. I	—	151,308	16,513	—
Dreyfus Select
Managers Small
Cap Value Fund, Cl. I	—	151,444	16,513	135
Dreyfus Strategic
Value Fund, Cl. I	—	800,851	87,188	1,942
Dreyfus Total Return
Advantage Fund, Cl. I	—	434,428	46,236	10,764
Dreyfus U.S. Equity
Fund, Cl. I	—	412,144	44,915	584
Dreyfus/Newton
International Equity
Fund, Cl. I	—	193,273	31,165	539
Dreyfus/The Boston
Company Large Cap
Core Fund, Cl. I	—	360,712	4,174	—
Dreyfus/The Boston
Company Small/Mid Cap
Growth Fund, Cl. I	—	151,308	16,513	—
Emerging Markets
Opportunity Fund, Cl. I	—	54,463	51,975	456
International Stock
Fund, Cl. I	—	145,774	15,852	518
		7,140,411	1,697,998	50,522

		Change in Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value	Net
Company	Gain (Loss) ($)	(Depreciation) ($)	8/31/2010 ($)	Assets (%)
Dreyfus Alpha
Growth Fund, Cl. I	46,872	—	—	—
Dreyfus
Appreciation Fund	(13,159)	—	—	—
Dreyfus Bond Market
Index, Basic Shares	42	14,171	400,229	7.6
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	(737)	5,109	112,728	2.1
Dreyfus Emerging
Markets Fund, Cl. I	(2,774)	2,328	213,747	4.0

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

		Change in Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value	Net
Company	Gain/(Loss) ($)	(Depreciation) ($)	8/31/2010 ($)	Assets (%)
Dreyfus Global Absolute
Return Fund, Cl. I	(664)	5,951	511,040	9.7
Dreyfus Global Real
Estate Securities
Fund, Cl. I	(3,027)	4,276	257,047	4.8
Dreyfus High Yield
Fund, Cl. I	(694)	(393)	113,621	2.2
Dreyfus International
Bond Fund, Cl. I	(756)	2,294	111,275	2.1
Dreyfus International
Stock Index Fund	(3,469)	(10,824)	149,647	2.8
Dreyfus International
Value Fund, Cl. I	(3,620)	(14,801)	177,010	3.3
Dreyfus Midcap Value
Fund, Cl. I	(2,074)	(1,760)	131,363	2.5
Dreyfus Research
Growth Fund, Cl. Z	(6,808)	(61,519)	694,009	13.1
Dreyfus S&P Stars
Opportunities
Fund, Cl. I	(1,534)	(5,216)	128,045	2.4
Dreyfus Select Managers
Small Cap Value
Fund, Cl. I	(1,767)	(2,922)	130,242	2.5
Dreyfus Strategic
Value Fund, Cl. I	(9,859)	(46,062)	657,742	12.4
Dreyfus Total Return
Advantage Fund, Cl. I	(319)	13,974	401,847	7.6
Dreyfus U.S.
Equity Fund, Cl. I	(3,771)	(19,230)	344,228	6.5
Dreyfus/Newton
International
Equity Fund, Cl. I	(2,679)	(4,832)	154,597	2.9
Dreyfus/The Boston
Company Large Cap
Core Fund, Cl. I	(146)	(7,338)	349,054	6.6
Dreyfus/The Boston
Company Small/Mid Cap
Growth Fund, Cl. I	(1,676)	(4,259)	128,860	2.4
Emerging Markets
Opportunity Fund, Cl. I	(2,488)	—	—	—
International Stock
Fund, Cl. I	(1,646)	(1,055)	127,221	2.4
	(16,753)	(132,108)	5,293,552	99.9

18

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax year for the period ended August 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2010, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $38,855, undistributed capital gains $1,218 and unrealized depreciation $180,374.

The tax character of distributions paid to shareholders during the fiscal period ended August 31, 2010 was as follows: ordinary income $23,500.

During the period ended August 31, 2010, as a result of permanent book to tax differences, primarily due to the tax treatment for fund start-up costs and the reclass of short-term capital gain distributions

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

from regulated investment company holdings, the fund increased accumulated undistributed investment income-net by $1,948, decreased accumulated net realized gain (loss) on investments by $1,734 and decreased paid-in capital by $214. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on August 31, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value.

The Manager has contractually agreed, until January 1, 2011, to assume the expenses of the fund so that the total annual fund and underlying funds operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowing and extraordinary expenses) do not exceed 1.50% of the value of the fund’s average daily net assets.The expense reimbursement, pursuant to the undertaking, amounted to $88,718 during the period ended August 31, 2010.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of their average daily net assets for

20

the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a shareholder services plan. During the period ended August 31, 2010, the fund was charged $8,200 pursuant to the Shareholder Services Plan of which $1,110 was waived due to the fund’s investment in certain of the underlying funds.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended August 31, 2010, the fund was charged $1,675 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2010, the fund was charged $281 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $19.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2010, the fund was charged $1,174 pursuant to the custody agreement.

During the period ended August 31, 2010, the fund was charged $4,648 for services performed by the Chief Compliance Officer.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

The components of “Due fromThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: shareholder services plan fees $1,126, custodian fees $300, chief compliance officer fees $673 and transfer agency per account fees $344, which are offset against an expense reimbursement currently in effect in the amount of $13,920.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2010, amounted to $7,140,411 and $1,697,998, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended August 31, 2010. These disclosures did not impact the notes to the financial statements.

At August 31, 2010, the cost of investments for federal income tax purposes was $5,473,926; accordingly, accumulated net unrealized depreciation on investments was $180,374, consisting of $48,103 gross unrealized appreciation and $228,477 gross unrealized depreciation.

22

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Growth Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Growth Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2010, and the related statements of operations and changes in net assets and financial highlights for the period from October 1, 2009 (commencement of operations) to August 31, 2010.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010 by correspondence with the custodian and others.We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Growth Allocation Fund at August 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the period from October 1, 2009 to August 31, 2010, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 25, 2010

The Fund	23

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 74.59% of the ordinary dividends paid during the fiscal year ended August 31, 2010 as qualifying for the corporate dividends received deduction.Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $23,500 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2011 of the percentage applicable to the preparation of their 2010 income tax returns.

24

BOARD MEMBERS INFORMATION (Unaudited)

The Fund	25

BOARD MEMBERS INFORMATION (Unaudited) (continued)

26

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arnold S. Hiatt, Emeritus Board Member

The Fund	27

OFFICERS OF THE FUND (Unaudited)

28

The Fund	29

OFFICERS OF THE FUND (Unaudited) (continued)

30

NOTES

For More Information

Ticker Symbol: SGALX

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus
Moderate Allocation Fund

ANNUAL REPORT August 31, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm
24	Important Tax Information
25	Board Members Information
28	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Moderate Allocation Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Moderate Allocation Fund, covering the period from the fund’s inception on October 1, 2009, through August 31, 2010.

As the summer of 2010 cooled off, so did the pace of the U.S. and global economic recoveries. Former engines of growth appeared to stall as large parts of the developed world remained indebted and burdened by weak housing markets.While some emerging markets have posted more impressive growth rates, their developing economies have not yet provided a meaningful boost to global economic activity.The result has been a subpar U.S. recovery with stubbornly high unemployment rates, low levels of consumer confidence and muted corporate investment.

Nonetheless, we do not expect a return to recessionary conditions, thanks to record low short-term interest rates and quantitative easing from the Federal Reserve Board. In addition, the corporate profit outlook continues to be positive for many U.S. companies that have taken advantage of improved demand while aggressively controlling costs. Consequently, we believe high-quality stocks, in general, are now attractive relative to other asset classes due to improved valuations, healthy corporate balance sheets and better-than-expected earnings. As always, your financial advisor is best-suited to help you evaluate and adjust your investments and potentially seize opportunities in this slow-growth economic context.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
September 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2009, through August 31, 2010, as provided by Richard B. Hoey,A. Paul Disdier, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Market and Fund Performance Overview

For the period between the fund’s inception on October 1, 2009, and August 31, 2010, Dreyfus Moderate Allocation Fund produced a total return of 4.43%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index produced a total return of 1.16% for the same period.The secondary customized blended index composed of 60% Standard & Poor’s 500 Composite Stock Price Index and 40% Barclays Capital U.S. Aggregate Bond Index achieved 3.91% for the same period.2 After rallying over much of the reporting period, stocks and higher yielding bonds were driven lower over the spring and summer of 2010 by several economic setbacks.The fund produced higher returns than its benchmark, the Standard & Poor’s 500 Composite Stock Price Index, primarily due to the holdings investing in the underlying funds of investment grade bonds, which generally performed better.

The Fund’s Investment Approach

Dreyfus Moderate Allocation Fund seeks a balance of current income and capital appreciation. In pursuing its goal, the fund normally allocates 60% of its assets to equity securities and 40% of its assets to fixed income securities.

The fund achieves its targeted asset allocation mix by investing in other mutual funds that are advised by The Dreyfus Corporation (Dreyfus). In turn, the underlying funds invest in a wide range of equity and fixed income securities, including U.S. large-, mid- and small-cap equities; international, global and emerging-market equities; and U.S. and international fixed income securities.

The fund’s portfolio managers, who comprise the Dreyfus Investment Committee, select the underlying funds based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors.As of August 31, 2010, the fund may invest in any of 33 underlying funds identified by the Dreyfus Investment Committee, which generally will select only certain, and not all, of the underlying funds for investment at any given time.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic Concerns Outweighed Corporate Performance

From the beginning of the reporting period through April 2010, the U.S. and global economies continued to recover from the Great Recession and financial crisis. Manufacturing activity increased and many corporations posted stronger earnings, propelling stocks, corporate bonds and commercial mortgage-backed securities higher.

However, in May 2010 several developments threatened the economic recovery. Europe was roiled by a sovereign debt crisis when Greece found itself unable to finance a heavy debt burden. Robust economic growth in China seemed to spark local inflationary pressures, and investors worried that remedial measures might dampen a major engine of global growth. In the United States, mixed data regarding unemployment and housing markets suggested that stubborn economic headwinds might constrain already mild growth.As a result, rallies among stocks and higher yielding bonds were derailed, and traditional safe havens such as U.S. government securities gained value.

U.S. Stocks Dampened Fund Performance

The fund achieved better results from its underlying fixed income investments, all of which produced higher returns than the fund’s fixed income benchmark. However, relative strength among underlying bond funds was not enough to fully offset weakness among their equity-oriented counterparts.

The fund’s performance also was bolstered by several allocation changes during the reporting period. In November 2009, we shifted 5% of the assets invested in Dreyfus/Newton International Equity Fund to Dreyfus International Stock Index Fund, which as an index fund may effectively give the fund broader exposure to international stock markets. In January 2010, we shifted 25% of the total invested in the emerging markets sector allocation from Emerging Markets Opportunity Fund, which had lagged market averages, to the better-performing Dreyfus Emerging Markets Fund. In May, we moved the remaining 25% of the total sector allocation from Emerging Markets Opportunity Fund to Dreyfus Emerging Markets Fund. In June, we shifted allocations within the domestic large cap space from Dreyfus Appreciation Fund to Dreyfus/The Boston Company Large Cap Core Fund.

Although the fund produced positive absolute returns, its performance was undermined by relatively weak returns from its underlying funds investing in large- and midcap stocks, including Dreyfus Alpha Growth Fund, Dreyfus StrategicValue Fund, Dreyfus S&P STARS Opportunities Fund and Dreyfus/The Boston Company Small/Mid Cap Growth

Fund. In addition, Emerging Markets Opportunity Fund was a drag on relative performance early in the reporting period.

Remaining Cautiously Opportunistic

Although we remain concerned regarding recent economic weakness, we do not expect a return to recessionary conditions. Consequently, we have maintained the fund’s emphasis on stocks over bonds. In our judgment, rising corporate earnings could lead to an increase in mergers-and-acquisitions activity, potentially benefiting stocks as companies begin to deploy some of the massive cash reserves currently on their balance sheets. In contrast, we expect bonds to trade within a relatively narrow range if, as we expect, interest rates remain low in a subpar economic expansion.We believe that these strategies—as well as the fund’s broadly diversified exposure to BNY Mellon Asset Management’s portfolio managers—positions the fund appropriately for today’s slow-growth environment.

September 15, 2010

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies.
Asset allocation and diversification cannot assure a profit or protect against loss.
The ability of the fund to achieve its investment goal depends, in part, on the ability of the
Dreyfus Investment Committee to allocate effectively the fund’s assets among the asset classes and the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging markets countries.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays Capital U.S.Aggregate Bond
Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S.
government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Moderate Allocation Fund with the Standard & Poor’s 500 Composite Stock Price Index and the Customized Blended Index

Actual Aggregate Total Returns as of 8/31/10
	Inception	From
	Date	Inception
Fund	10/1/09	4.43%
Standard & Poor’s 500
Composite Stock Price Index	9/30/09	1.16%
Customized Blended Index	9/30/09	3.91%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Moderate Allocation Fund on 10/1/09 (inception date) to a $10,000 investment made in two different indices: (1) the Standard & Poor’s 500 Composite Stock Price
Index (the “S&P 500 Index”) and (2) the Customized Blended Index.The Customized Blended Index is calculated on a year-to-date basis. For comparative purposes, the value of each index on 9/30/09 is used as the beginning value on
10/1/09.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account all applicable fees and expenses.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.The Customized Blended Index is composed of the S&P 500 Index, 60%, and the Barclays Capital U.S.Aggregate Bond Index (“Barclays Index”), 40%.The
Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Expenses section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Moderate Allocation Fund from March 1, 2010 to August 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2010

Expenses paid per $1,000†	$ 3.33
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2010

Expenses paid per $1,000†	$ 3.36
Ending value (after expenses)	$1,021.88

† Expenses are equal to the fund’s annualized expense ratio of .66% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund	7

STATEMENT OF INVESTMENTS
August 31, 2010

Registered Investment Companies—99.0%	Shares	Value ($)
Dreyfus Bond Market Index Fund, Basic Shares	151,366 [a]	1,639,297
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I	32,735 [a]	463,859
Dreyfus Emerging Markets Fund, Cl. I	28,505 [a]	330,939
Dreyfus Global Absolute Return Fund, Cl. I	49,185 [a,b]	601,534
Dreyfus Global Real Estate Securities Fund, Cl. I	45,559 [a]	302,513
Dreyfus High Yield Fund, Cl. I	72,994 [a]	464,974
Dreyfus International Bond Fund, Cl. I	27,810 [a]	458,305
Dreyfus International Stock Index Fund	17,983 [a]	234,674
Dreyfus International Value Fund, Cl. I	26,811 [a]	277,762
Dreyfus Midcap Value Fund, Cl. I	8,123 [a]	216,148
Dreyfus Research Growth Fund, Cl. Z	156,450 [a]	1,143,647
Dreyfus S&P Stars Opportunities Fund, Cl. I	11,614 [a,b]	211,495
Dreyfus Select Managers Small Cap Value Fund, Cl. I	13,139 [a]	214,686
Dreyfus Strategic Value Fund, Cl. I	46,824 [a]	1,091,010
Dreyfus Total Return Advantage Fund, Cl. I	117,832 [a]	1,644,939
Dreyfus U.S. Equity Fund, Cl. I	51,048 [a]	567,653
Dreyfus/Newton International Equity Fund, Cl. I	15,404 [a]	241,839
Dreyfus/The Boston Company Large Cap Core Fund, Cl. I	20,258 [a]	576,946
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund, Cl. I	19,172 [a,b]	213,194
International Stock Fund, Cl. I	16,560 [a]	197,226

Total Investments (cost $11,245,029)	99.0%	11,092,640
Cash and Receivables (Net)	1.0%	107,458
Net Assets	100.0%	11,200,098

a	Investment in affiliated mutual fund.
b	Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	71.3	Mutual Funds: Foreign	27.7
			99.0
† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2010

	Cost	Value
Assets ($):
Investments in affiliated issuers—
See Statement of Investments—Note 1(c)	11,245,029	11,092,640
Cash		117,885
Receivable for shares of Capital Stock subscribed		30,812
Deferred assets		18,539
Due from The Dreyfus Corporation and affiliates—Note 3(b)		10,120
		11,269,996
Liabilities ($):
Payable for investment securities purchased		19,312
Payable for shares of Capital Stock redeemed		11,000
Accrued expenses		39,586
		69,898
Net Assets ($)		11,200,098
Composition of Net Assets ($):
Paid-in capital		11,291,915
Accumulated undistributed investment income—net		42,843
Accumulated net realized gain (loss) on investments		17,729
Accumulated net unrealized appreciation
(depreciation) on investments		(152,389)
Net Assets ($)		11,200,098
Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		866,076
Net Asset Value, offering and redemption price per share ($)		12.93

See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
From October 1, 2009 (commencement of operations) to August 31, 2010

Investment Income ($):
Income:
Cash dividends from affiliated issuers	111,390
Expenses:
Auditing fees	36,022
Legal fees	24,372
Registration fees	22,539
Shareholder servicing costs—Note 3(b)	19,326
Prospectus and shareholders’ reports	3,871
Custodian fees—Note 3(b)	1,091
Directors’ fees and expenses—Note 3(c)	990
Loan commitment fees—Note 2	5
Miscellaneous	5,437
Total Expenses	113,653
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(74,346)
Less—waiver of shareholder servicing fees—Note 3(b)	(1,544)
Less—reduction in fees due to earnings credits—Note 1(b)	(30)
Net Expenses	37,733
Investment Income—Net	73,657
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	11,507
Capital gain distributions from affiliated issuers	11,521
Net Realized Gain (Loss)	23,028
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	(152,389)
Net Realized and Unrealized Gain (Loss) on Investments	(129,361)
Net (Decrease) in Net Assets Resulting from Operations	(55,704)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
From October 1, 2009 (commencement of operations) to August 31, 2010

Operations ($):
Investment income—net	73,657
Net realized gain (loss) on investments	23,028
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	(152,389)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(55,704)
Dividends to Shareholders from ($):
Investment income—net	(36,541)
Capital Stock Transactions ($):
Net proceeds from shares sold	12,226,788
Dividends reinvested	35,930
Cost of shares redeemed	(970,375)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	11,292,343
Total Increase (Decrease) in Net Assets	11,200,098
Net Assets ($):
Beginning of Period	—
End of Period	11,200,098
Undistributed investment income—net	42,843
Capital Share Transactions (Shares):
Shares sold	938,152
Shares issued for dividends reinvested	2,783
Shares redeemed	(74,859)
Net Increase (Decrease) in Shares Outstanding	866,076

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal period from October 1, 2009 (commencement of operations) to August 31, 2010.Total return shows how much your investment in the fund would have increased (or decreased) during the period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net[a]	.14
Net realized and unrealized
gain (loss) on investments	.41
Total from Investment Operations	.55
Distributions:
Dividends from investment income—net	(.12)
Net asset value, end of period	12.93
Total Return (%)[b]	4.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c,d]	1.96
Ratio of net expenses to average net assets[c,d]	.65
Ratio of net investment income
to average net assets[c,d]	1.27
Portfolio Turnover Rate[b]	31.21
Net Assets, end of period ($ x 1,000)	11,200

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Amounts do not include the activity of the underlying funds.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Moderate Allocation Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a open-end management investment company and operates as a series company currently offering eleven series, including the fund, which commenced operations on October 1, 2009. The fund’s investment objective is to seek a balance of current income and capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in open-end investment companies are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the fund’s investments:

	Level 1—	Level 2—Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	11,092,640	—	—	11,092,640

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at August 31, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended August 31, 2010 were as follows:

Affiliated
Investment	Value			Dividends/
Company	10/1/2009 ($)	Purchases ($)	Sales ($)	Distributions ($)
Dreyfus Alpha
Growth Fund CI. I	—	863,314	925,175	3,093
Dreyfus Appreciation Fund	—	507,774	489,159	3,871
Dreyfus Bond Market
Index Fund, Basic Shares	—	1,675,192	89,474	30,239
Dreyfus Emerging
Markets Debt Local
Currency Fund, CI. I	—	471,633	25,564	1,646
Dreyfus Emerging
Markets Fund, CI. I	—	349,266	19,173	645
Dreyfus Global Absolute
Return Fund, CI. I	—	629,782	34,256	—
Dreyfus Global Real Estate
Securities Fund, CI. I	—	316,298	16,872	6,107
Dreyfus High Yield
Fund, CI. I	—	494,145	25,564	24,159
Dreyfus International
Bond Fund, CI. I	—	476,124	25,564	6,136
Dreyfus International
Stock Index Fund	—	266,643	14,380	2,379
Dreyfus International
Value Fund, CI. I	—	318,570	17,256	1,329
Dreyfus Midcap
Value Fund, CI. I	—	235,496	12,782	503
Dreyfus Research
Growth Fund, CI. Z	—	1,270,119	30,663	1,225

Affiliated
Investment	Value			Dividends/
Company	10/1/2009 ($)	Purchases ($)	Sales ($)	Distributions ($)
Dreyfus S&P Stars
Opportunities
Fund, CI. I	—	234,993	12,782	—
Dreyfus Select
Managers Small
Cap Value Fund, CI. I	—	235,167	12,782	173
Dreyfus Strategic
Value Fund, CI. I	—	1,242,856	67,489	2,091
Dreyfus Total Return
Advantage Fund, CI. I	—	1,681,789	89,474	36,790
Dreyfus U.S. Equity
Fund, CI. I	—	639,920	34,767	738
Dreyfus/Newton
International
Equity Fund, CI. I	—	276,345	25,626	628
Dreyfus/The Boston
Company Large Cap
Core Fund, CI. I	—	595,124	5,454	—
Dreyfus/The Boston
Company Small/Mid Cap
Growth Fund, CI. I	—	234,993	12,782	—
Emerging Markets
Opportunity Fund, CI. I	—	80,468	76,064	534
International Stock
Fund, CI. I	—	212,117	11,504	625
Total	—	13,308,128	2,074,606	122,911

		Change in Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value	Net
Company	Gain (Loss) ($)	(Depreciation) ($)	8/31/2010 ($)	Assets (%)
Dreyfus Alpha Growth
Fund CI. I	61,861	—	—	—
Dreyfus Appreciation
Fund	(18,615)	—	—	—
Dreyfus Bond Market
Index Fund, Basic Shares	(222)	53,801	1,639,297	14.6
Dreyfus Emerging
Markets Debt Local
Currency Fund, CI. I	(874)	18,664	463,859	4.1
Dreyfus Emerging
Markets Fund, CI. I	(1,797)	2,643	330,939	3.0

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

		Change in Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value	Net
Company	Gain (Loss) ($)	(Depreciation) ($)	8/31/2010 ($)	Assets (%)
Dreyfus Global Absolute
Return Fund, CI. I	(546)	6,554	601,534	5.4
Dreyfus Global Real
Estate Securities
Fund, CI. I	(1,437)	4,524	302,513	2.7
Dreyfus High Yield
Fund, CI. I	(864)	(2,743)	464,974	4.1
Dreyfus International
Bond Fund, CI. I	(988)	8,733	458,305	4.1
Dreyfus International
Stock Index Fund	(1,649)	(15,940)	234,674	2.1
Dreyfus International
Value Fund, CI. I	(1,680)	(21,872)	277,762	2.5
Dreyfus Midcap
Value Fund, CI. I	(1,107)	(5,459)	216,148	1.9
Dreyfus Research
Growth Fund, CI. Z	(2,662)	(93,147)	1,143,647	10.2
Dreyfus S&P Stars
Opportunities
Fund, CI. I	(828)	(9,888)	211,495	1.9
Dreyfus Select Managers
Small Cap Value
Fund, CI. I	(901)	(6,798)	214,686	1.9
Dreyfus Strategic
Value Fund, CI. I	(5,393)	(78,964)	1,091,010	9.7
Dreyfus Total Return
Advantage Fund, CI. I	(1,216)	53,840	1,644,939	14.7
Dreyfus U.S. Equity
Fund, CI. I	(1,863)	(35,637)	567,653	5.1
Dreyfus/Newton
International
Equity Fund, CI. I	(1,447)	(7,433)	241,839	2.2
Dreyfus/The Boston
Company Large Cap
Core Fund, CI. I	(130)	(12,594)	576,946	5.1
Dreyfus/The Boston
Company Small/Mid Cap
Growth Fund, CI. I	(917)	(8,100)	213,194	1.9
Emerging
Markets Opportunity
Fund, CI. I	(4,404)	—	—	—
International Stock
Fund, CI. I	(814)	(2,573)	197,226	1.8
Total	11,507	(152,389)	11,092,640	99.00

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax year for the period ended August 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2010, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $84,276, undistributed capital gains $3,792 and unrealized depreciation $179,885.

The tax character of distributions paid to shareholders during the fiscal period ended August 31, 2010 was as follows: ordinary income $36,541.

During the period ended August 31, 2010, as a result of permanent book to tax differences, primarily due to the tax treatment for fund start-up costs and the reclass of short-term capital gain distributions from regulated investment company holdings, the fund increased accu-

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

mulated undistributed investment income-net by $5,727, decreased accumulated net realized gain (loss) on investments by $5,299 and decreased paid-in capital by $428. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on August 31, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset value.

The Manager has contractually agreed, until January 1, 2011, to assume the expenses of the fund so that the total annual fund and underlying funds’ operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.45% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $74,346 during the period ended August 31, 2010.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain service. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund’s shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a shareholder services plan. During the period ended August 31, 2010, the fund was charged $14,496 pursuant to the Shareholder Services Plan of which $1,544 was waived due to the fund’s investment in certain of the underlying funds.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended August 31, 2010, the fund was charged $3,277 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2010, the fund was charged $443 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $30.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2010, the fund was charged $1,091 pursuant to the custody agreement.

During the period ended August 31, 2010, the fund was charged $4,648 for services performed by the Chief Compliance Officer.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: shareholder services plan fees $2,330, custodian fees $273, chief compliance officer fees $673 and transfer agency per account fees $1,179, which are offset against an expense reimbursement currently in effect in the amount of $14,575.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2010, amounted to $13,308,128 and $2,074,606, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended August 31, 2010.These disclosures did not impact the notes to the financial statements.

At August 31, 2010, the cost of investments for federal income tax purposes was $11,272,525 accordingly; accumulated net unrealized depreciation on investments was $179,885, consisting of $148,761 gross unrealized appreciation and $328,646 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Moderate Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Moderate Allocation Fund (one of the series comprising Strategic Funds, Inc.) as of August 31, 2010, and the related statements of operations and changes in net assets and financial highlights for the period from October 1, 2009 (commencement of operations) to August 31, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010 by correspondence with the custodian and others. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Moderate Allocation Fund at August 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the period from October 1, 2009 to August 31, 2010, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 25, 2010

The Fund	23

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 92.01% of the ordinary dividends paid during the fiscal year ended August 31, 2010 as qualifying for the corporate dividends received deduction. Also certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $36,541 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2011 of the percentage applicable to the preparation of their 2010 income tax returns.

BOARD MEMBERS INFORMATION (Unaudited)

The Fund	25

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arnold S. Hiatt, Emeritus Board Member

The Fund	27

OFFICERS OF THE FUND (Unaudited)

The Fund	29

OFFICERS OF THE FUND (Unaudited) (continued)

NOTES

For More Information

Ticker Symbol: SMDAX

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $    0 in 2009 and $79,290 in 2010.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2009 and $     6,000 in 2010. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0            in 2009 and $0 in 2010.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $            0in 2009 and $4,701 in 2010. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $    0 in 2009 and $2,002  in 2010. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2009 and $0 in 2010.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were  $24,372,300 in 2009 and $28,173,266 in 2010.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.;

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	October 26, 2010

By: /s/ James Windels
James Windels, Treasurer
Date:	October 26, 2010

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)